INVESTMENTS - Tongcheng-Elong and MakeMyTrip (Details) ¥ in Millions, $ in Billions	1 Months Ended			12 Months Ended
	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2019 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥)	May 31, 2015
INVESTMENTS
Carrying value under equity investments				¥ 29,730		¥ 28,494
Gain from disposal of equity investment			¥ 847		¥ 267
Make My Trip Limited [Member]
INVESTMENTS
Ordinary shares newly issued | shares	4,108,831						4,108,831
Make My Trip Limited [Member] | Covid19 [Member]
INVESTMENTS
Equity Method Investment Impairment Charges				700
Publicly traded
INVESTMENTS
Increased equity investments value						14,000
Equity investments, market value						19,500
MakeMyTrip [Member]
INVESTMENTS
Equity method investment, ownership interest (as a percent)	49.00%						49.00%
Previously held equity investment amount	¥ 1,800	$ 0.2
Newly issued equity investment amount	6,900						$ 1.0
Total consideration	¥ 8,700						$ 1.2
Makemytrip Limited [Member]
INVESTMENTS
Percentage of Ctrip's outstanding ordinary shares	10.00%						10.00%
eLong
INVESTMENTS
Equity method investment, ownership interest (as a percent)									38.00%
Tongcheng-eLong
INVESTMENTS
Equity method investment, ownership interest (as a percent)								27.00%
Carrying value under equity investments				¥ 5,500		¥ 5,700
Total consideration								¥ 1,400